SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

30. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole.

The Group operates as a single operating segment. The single operating segment is reported in a manner consistent with the internal reporting provided to the CODM.

The accounting policies of the single segment are the same as described in the principal accounting policies. The CODM assesses performance for the single segment and decides how to allocate resources based on net loss that also is reported on the Consolidated Statements of Comprehensive Loss as consolidated net loss. The CODM used segment loss from operations, consisting of revenue and significant expenses, to assess segment performance. Significant expenses include cost of revenues, fulfilment, sales and marketing, technology and content, general and administrative expense and other operating income.

As the Group’s long-lived assets are substantially located in the PRC and substantially all the Group’s revenue are derived from within the PRC, no geographical segments are presented.

The following table present the segment results for the years ended December 31, 2023, 2024 and 2025:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB	RMB

Revenues	640,209	417,651	317,016
Cost of revenues	(332,774)	(211,311)	(176,222)
Fulfilment	(107,472)	(76,126)	(33,910)
Sales and marketing	(121,039)	(96,965)	(102,715)
Technology and content	(53,490)	(45,627)	(28,288)
General and administrative	(120,951)	(130,462)	(126,875)
Other operating income	14,898	6,544	7,574
Segment loss from operations	(80,619)	(136,296)	(143,420)

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)